Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
Schedule Of Other Short-Term Borrowings

	2011	2012
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,262,885	¥1,560,552
Borrowings from the Bank of Japan	5,513,650	7,189,750
Borrowings from other financial institutions	175,951	201,139
Other	65,843	70,998

Total domestic offices	7,018,329	9,022,439

Foreign offices:
Commercial paper	732,910	1,359,900
Borrowings from other financial institutions	730,479	472,010
Other	6,595	27,276

Total foreign offices	1,469,984	1,859,186

Total	8,488,313	10,881,625
Less unamortized discount	116	100

Other short-term borrowings—net	¥8,488,197	¥10,881,525

Weighted average interest rate on outstanding balance at end of fiscal year	0.24%	0.23%

Schedule Of Long-Term Debt

	2011	2012
	(in millions)
MUFG:
Obligations under capital leases	¥22	¥28
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 3.42%-4.78%	2,500	1,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	416	411
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,176	1,098
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	402	394
Floating rate borrowings, payable in Japanese yen, no stated maturity, principally 3.05%-3.17%	16,209	—

Total	401,225	383,931

BTMU:
Obligations under capital leases	¥17,937	¥17,554
Obligation under sale-and-leaseback transactions	50,875	48,500
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2012-2027, principally 0.26%-2.69%	1,485,402	1,518,900
Fixed rate bonds, payable in US dollars, due 2012-2017, principally 1.60%-3.85%	400,561	513,689
Fixed rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2012-2016, principally 4.23%-5.58%(2)	64,496	98,337
Fixed rate borrowings, payable in Japanese yen, due 2012-2026, principally 0.10%-0.50%	7,428	7,238
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	462	395
Fixed rate borrowings, payable in other currencies excluding Japanese yen, and US dollars, due 2012-2013, principally 2.22%-5.65%(2)	1,294	320
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.67%	20,000	20,000
Floating rate bonds, payable in US dollars, due 2014, principally 1.15%	41,575	40,898
Floating rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2015, principally 5.78%	—	25,635
Floating rate borrowings, payable in US dollars, due 2014-2018, principally 0.79%-1.13%	424,065	457,190

Total	2,445,283	2,682,602
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2012-2031, principally 1.10%-2.91%	1,910,698	2,135,169
Fixed rate borrowings, payable in Japanese yen, due 2012-2035, principally 0.70%-2.52%	216,940	225,737
Fixed rate bonds, payable in US dollars, due 2011, principally 7.40%	167,380	—
Fixed rate borrowings, payable in US dollars, due 2013, principally 6.76%	108,393	105,260
Adjustable rate bonds, payable in Japanese yen, due 2018-2019, principally 0.91%-1.74%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2014-2028, principally 0.40%-2.90%	574,500	535,600
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 1.06%-4.78%	1,083,800	901,100
Adjustable rate borrowings, payable in US dollars, due 2017, principally 0.97%	145,928	41,095
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 1.29%-6.25%	207,875	201,366
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.58%	11,757	10,980
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	154,605	144,387
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2017, principally 1.30%(2)	36,820	—
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	75,648	74,207
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.51%-1.01%	38,100	41,900

Total	4,826,144	4,510,501
Obligations under loan securitization transaction accounted for as secured borrowings, due 2012-2044, principally 0.38%-5.90%	2,640,007	1,977,785

Total	9,980,246	9,236,942

Other subsidiaries:
Obligations under capital leases	¥11,398	¥11,489
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2041, principally 0.00%-8.80%	378,528	444,346
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2012-2038, principally 0.00%-10.00%	23,573	18,869
Fixed rate borrowings, bonds and notes, payable in Euro, due 2011, principally 1.75%	436	—
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2012-2038, principally 0.50%-10.95%(2)	3,389	4,945
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2042, principally 0.00%-20.00%	1,231,674	1,090,919
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2012-2038, principally 0.00%-6.03%	401,646	476,431
Floating rate bonds and notes, payable in Euro, due 2012-2014, principally 0.00%-0.50%	228	1,212
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2012-2038, principally 0.00%-6.00%(2)	16,079	14,843
Other institutions, due 2035, principally 1.64%-3.58%	3,812	—

Total	2,059,365	2,051,565
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2030, principally 0.93%-3.04%	349,629	412,931
Fixed rate bonds and notes, payable in US dollars, due 2013-2016, principally 5.25%-11.33%	97,085	90,116
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2018-2020, principally 0.93%-2.70%	97,300	86,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	104,118	101,496
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2012-2017, principally 0.64%-1.74%	161,823	195,030

Total	809,955	885,873
Obligations under loan securitization transaction accounted for as secured borrowings, due 2012-2019, principally 0.44%-7.29%	94,539	23,262

Total	2,975,257	2,972,189

Total	¥13,356,728	¥12,593,062

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as British pound, Russian Ruble, Chinese yuan, Indonesian rupiah, Hong Kong dollar, Australian dollar etc, have been summarized into the "Other currencies" classification.

Schedule Of Maturities Of Long-Term Debt

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2013	¥11	¥966,835	¥542,702	¥1,509,548
2014	8	1,009,996	493,242	1,503,246
2015	5	997,425	362,817	1,360,247
2016	2	679,883	183,517	863,402
2017	1	534,639	242,210	776,850
2018 and thereafter	383,904	5,048,164	1,147,701	6,579,769

Total	¥383,931	¥9,236,942	¥2,972,189	¥12,593,062